CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2024

Broadly Syndicated Loans (1.5%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
First Lien (1.5%)
Europe (1.3%)
AI Aqua Merger Sub, Inc. (Delaware)	1M SOFR + 3.50%	7/31/2028	$245,616	$242,283	$245,616
Anticimex International AB	3M SOFR + 3.50%	11/16/2028	244,950	244,285	246,429
Belron Finance 2019 LLC	1M SOFR + 2.75%	10/16/2031	249,375	248,768	251,402
Chrysaor Bidco S.a r.l. (TLB)	1M SOFR + 4.00%	7/17/2031	232,784	232,784	234,356
Chrysaor Bidco S.a r.l. (DTL)	1M SOFR + 4.00%	5/14/2031	17,216	17,216	17,332
Flutter Financing B.V.	1M SOFR + 1.75%	11/25/2030	249,370	249,370	248,592
Grifols, S.A.	3M SOFR + 2.00%	11/15/2027	170,209	168,285	169,316
Hyperion Insurance (HIG Finance)	1M SOFR + 3.00%	2/18/2031	199,492	200,216	200,697
Jazz Pharmaceuticals Public Limited Company	1M SOFR + 2.25%	5/5/2028	248,569	248,569	249,051
Nouryon Fin B.V.	3M SOFR + 3.25%	4/3/2028	144,497	144,497	145,355
Peer Holding B.V.	3M SOFR + 3.00%	7/1/2031	250,000	250,000	251,015
ThyssenKrupp Elevator (Vertical Midco)	6M SOFR + 3.50%	4/30/2030	247,509	246,952	249,150
Total North America			$2,499,587	$2,493,225	$2,508,311

North America (.2%)
Advisor Group (OSAIC)	1M SOFR + 3.50%	8/16/2028	$246,851	$246,851	$247,552
Agiliti Health, Inc.	3M SOFR + 3.00%	5/1/2030	248,116	246,433	243,153
AlixPartners, LLC	1M SOFR + 2.50%	2/4/2028	244,910	245,114	245,625
Allied Universal Holdco LLC	1M SOFR + 3.75%	5/15/2028	99,742	99,152	99,983
Alterra Mountain Company	1M SOFR + 2.75%	8/17/2028	246,218	246,218	247,605
American Airlines, Inc.	1M SOFR + 2.25%	2/15/2028	245,000	245,000	245,919
AmWINS Group Inc	1M SOFR + 2.25%	2/19/2028	248,063	247,798	248,693
APi Group (J2 Acquisition)	1M SOFR + 2.00%	1/3/2029	238,925	238,925	238,875
Atlantic Aviation Inc.	1M SOFR + 2.75%	9/22/2028	244,950	244,731	246,042
Baldwin Risk Partners, LLC	1M SOFR + 3.25%	5/26/2031	207,090	207,090	207,997
BCPE Pequod Buyer, Inc.	1M SOFR + 3.50%	11/25/2031	150,000	149,635	151,098
Beacon Roofing Supply, Inc.	1M SOFR + 2.00%	5/19/2028	247,500	247,500	248,094
Berlin Packaging LLC	1M SOFR + 3.50%	6/9/2031	199,500	199,500	200,498
Blackstone CQP Holdco L.P.	1M SOFR + 1.75%	8/13/2029	250,000	250,000	250,250
Brightspring	1M SOFR + 2.50%	2/21/2031	245,570	245,570	246,216
BroadStreet Partners, Inc.	1M SOFR + 3.25%	6/13/2031	494,303	494,013	495,514
Buyer's Edge Company, Inc.	1M SOFR + 3.25%	4/28/2031	248,752	248,752	250,152
Clipper Acquisitions Corp.	1M SOFR + 1.75%	3/3/2028	244,911	243,889	243,993
Concentra Health Services, Inc.	6M SOFR + 2.25%	7/26/2031	249,375	249,082	250,934
Cotiviti Holdings, Inc.	3M SOFR + 3.25%	5/1/2031	248,128	246,999	249,215
Covanta Holding Corporation (TLB)	1M SOFR + 2.25%	11/30/2028	182,686	182,686	182,837

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Broadly Syndicated Loans (1.5%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Covanta Holding Corporation (TLC)	1M SOFR + 2.25%	11/30/2028	14,035	14,035	14,047
DaVita Inc.	1M SOFR + 2.00%	5/9/2031	199,500	198,579	199,626
DRW Holdings, LLC	6M SOFR + 3.50%	6/26/2031	250,000	249,412	249,793
EMRLD Borrower L.P.	1M SOFR + 2.50%	5/31/2030	198,995	198,760	199,582
Endeavor, LLC	1M SOFR + 2.75%	5/18/2025	239,997	239,835	240,297
Entain (GVC)	6M SOFR + 2.75%	10/31/2029	248,750	248,472	249,267
Epicor Software Corporation	1M SOFR + 3.25%	5/30/2031	302,578	302,578	304,499
ExamWorks Inc	1M SOFR + 3.00%	11/1/2028	196,474	196,297	197,039
FB Income Advisor, LLC	1M SOFR + 2.25%	4/25/2031	298,500	297,811	299,993
First Advantage Corporation	1M SOFR + 3.25%	10/31/2031	200,000	200,000	201,938
First Eagle Management LLC	3M SOFR + 3.00%	3/5/2029	248,125	244,609	248,346
Fleetcor Technologies Operating Company, LLC	1M SOFR + 1.75%	4/28/2028	249,375	250,293	248,974
Focus Financial Partners Inc. (TL)	1M SOFR + 3.25%	9/15/2031	198,663	198,421	200,326
Focus Financial Partners Inc. (DTL)	1M SOFR + 3.25%	9/15/2031	21,337	21,311	21,516
Froneri International Ltd	1M SOFR + 2.00%	9/30/2031	270,064	270,064	270,113
Grant Thornton Advisors LLC	6M SOFR + 3.25%	6/2/2031	249,375	249,375	249,171
Grosvenor Capital Management Holdings LLLP	1M SOFR + 2.25%	2/25/2030	204,958	204,958	205,625
GTCR Everest Borrower, LLC	1M SOFR + 3.00%	9/5/2031	250,000	249,401	250,703
Hamilton Projects Acquiror, LLC	1M SOFR + 3.75%	5/31/2031	244,750	244,178	246,165
Hudson River Trading LLC	1M SOFR + 3.00%	3/18/2030	195,947	195,947	196,436
Icon Parent I Inc.	1M SOFR + 3.50%	9/11/2031	200,000	199,014	200,562
Jane Street Group, LLC	3M SOFR + 2.00%	12/15/2031	244,898	244,898	243,840
John Bean Technologies Corporation	1M SOFR + 2.25%	1/2/2032	150,000	149,636	150,750
Johnstone Supply	1M SOFR + 2.50%	6/9/2031	249,375	249,375	249,936
June Purchaser, LLC (TLB)	1M SOFR + 3.25%	9/11/2031	171,429	170,571	173,143
June Purchaser, LLC (DTL)	1M SOFR + 3.25%	9/11/2031	28,571	28,429	28,857
Maravai Intermediate Holdings, LLC	3M SOFR + 3.00%	10/19/2027	139,112	139,223	138,242
Medline Borrower L.P.	1M SOFR + 2.25%	10/23/2028	267,802	267,802	268,523
MeridianLink Inc	3M SOFR + 2.75%	11/10/2028	248,750	248,750	249,994
Mitchell International, Inc.	1M SOFR + 3.25%	6/17/2031	149,625	147,804	149,502
MyEyeDr	1M SOFR + 3.50%	4/15/2031	249,375	249,375	251,106
NAB Holdings LLC	3M SOFR + 2.75%	11/23/2028	269,492	269,492	270,648
NRG Energy, Inc.	3M SOFR + 2.00%	4/16/2031	248,125	247,558	248,105
OneDigital Borrower LLC	1M SOFR + 3.25%	7/2/2031	199,499	198,527	199,754
Organon & Co. (TLB)	1M SOFR + 2.50%	5/14/2031	248,790	248,212	249,101
Organon & Co. (TL)	1M SOFR + 2.25%	5/19/2031	250,000	250,000	250,313
PAREXEL International Corporation	1M SOFR + 3.00%	11/15/2028	235,480	235,480	236,853
Peraton Corporation	1M SOFR + 3.75%	2/1/2028	244,099	243,690	226,656

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Broadly Syndicated Loans (1.5%)	Reference Rate & Spread (1)	Maturity Date	Par / Principal Amount	Amortized Cost	Fair Value (2)
Plano Holdco, Inc.	1M SOFR + 3.50%	10/2/2031	250,000	248,785	251,875
Proofpoint, Inc.	1M SOFR + 3.00%	8/31/2028	244,992	244,992	246,004
Raven Acquisition Holdings, LLC (TLB)	1M SOFR + 3.25%	11/20/2031	143,394	142,688	143,628
Raven Acquisition Holdings, LLC (DTL)	1M SOFR + 3.25%	11/20/2031	10,242	10,192	10,259
RealPage, Inc.	1M SOFR + 3.00%	4/24/2028	195,949	193,255	195,371
SanDisk Corporation	1M SOFR + 3.00%	2/9/2032	250,000	246,250	245,313
Savage Enterprises, LLC	1M SOFR + 2.75%	9/18/2028	249,978	249,978	251,453
Sedgwick Claims Management Services, Inc.	1M SOFR + 3.75%	2/24/2028	224,438	224,114	225,560
Signature Aviation	1M SOFR + 2.75%	7/1/2031	245,317	245,105	246,046
St. George's University Scholastic Services LLC	1M SOFR + 2.75%	2/10/2029	262,831	261,862	263,816
Starwood Property Mortgage, LLC	1M SOFR + 2.25%	1/2/2030	250,000	250,000	249,063
Terex Corporation	1M SOFR + 2.00%	10/8/2031	250,000	248,787	250,548
The Dun & Bradstreet Corporation	1M SOFR + 2.25%	1/18/2029	245,625	245,625	245,669
Trans Union	1M SOFR + 1.75%	6/24/2031	190,215	190,215	189,787
TransDigm Inc.	3M SOFR + 2.50%	2/28/2031	239,399	239,108	239,721
United Pacific	1M SOFR + 3.75%	7/9/2031	249,375	248,785	251,556
Vertiv Group Corporation	1M SOFR + 1.75%	3/2/2027	249,375	249,375	249,426
Vistra Energy Corp.	1M SOFR + 2.00%	12/20/2030	245,397	245,397	245,592
Vistra Zero Operating Company, LLC	6M SOFR + 2.75%	4/30/2031	248,750	247,611	249,008
White Cap Supply Holdings, LLC	1M SOFR + 3.25%	10/31/2029	249,999	248,820	250,207
WhiteWater DBR Holdco LLC	1M SOFR + 2.25%	3/3/2031	199,499	199,985	200,309
Zelis Payments Buyer, Inc.	1M SOFR + 2.75%	9/28/2029	249,372	249,672	249,514
Total Europe			$18,050,582	$18,017,711	$18,069,311

Rest of World (0.0%)
Ardonagh Midco 3 Limited	6M SOFR + 3.75%	2/27/2031	$225,000	$223,946	$226,125
Total Rest of World			$225,000	$223,946	$226,125
Total First Lien			$20,775,169	$20,734,882	$20,803,747
Total Broadly Syndicated Loans			$20,775,169	$20,734,882	$20,803,747

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Direct Investments (34.1%)	(3)(8)(10)
Common Stocks (26.3%)
Europe (5.6%)
ACTE II Grand Co-Invest, L.P.	(6)	8/14/2024	$10,565,975	$9,974,837
Astorg VIII Co-Invest Corden	(4)	8/1/2022	9,355,479	12,742,142
Aurelia Co-Invest SCSp	(6)	5/14/2024	10,460,046	11,928,310
Cinven Isabella, L.P.	(6)	11/26/2024	13,982,612	13,744,179

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Cinven Pegasus Limited Partnership	(6)	10/2/2024	8,242,418	7,592,880
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	505,086	367,829
Indigo Acquisition Holding B.V.	(6)	9/6/2024	1,013,423	664,413
PP Food Technologies HoldCo S.p.A	(6)	10/16/2024	8,187,821	7,761,565
PSC Tiger, L.P.	(6)	9/4/2024	3,141,253	2,948,848
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	123,173	—
TSO III Project Olympus Co-Invest, L.P.	(6)	10/23/2024	8,867,132	8,355,371
Total Europe			$74,444,418	$76,080,374
North America (19.5%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$129,178	$3,556,668
BarBri Topco L.P.	(6)	12/19/2024	16,071,000	17,546,895
BCPE Polymath Investor, L.P.	(6)	9/25/2024	7,482,138	7,480,153
BCPE Virginia Investor, L.P.	(6)	12/13/2023	5,007,014	5,750,000
BharCap Babylon Acquisition, L.P.	(6)	3/8/2024	7,413,147	7,843,980
BSP-FL Intermediate Inc.	(6)	12/5/2024	12,500,000	12,500,000
Cascade Equity Holding, LLC	(6)	12/27/2024	7,500,000	7,500,000
Cetera Financial Group	(6)	12/18/2023	4,274,216	5,143,666
Corsair Amore Investors, L.P.	(4)	5/25/2022	1,794,269	—
EQT X CO-INVESTMENT (A) SCSP	(6)	7/2/2024	10,544,184	10,655,746
GTCR (W-2) Investors L.P.	(6)	1/29/2024	9,605,764	11,481,585
Gula Co-Invest II, L.P.	(6)	10/23/2024	13,410,412	13,333,000
KKR Icon Co-Invest L.P.	(6)	11/13/2024	17,857,000	17,857,000
LM Carpenter Co-Invest-A I L.P.	(6)	12/27/2024	6,210,656	6,153,750
Magnesium Co-Invest SCSp	(4)	5/6/2022	9,454,920	11,094,599
MidOcean Partners QT Co-Invest, L.P.	(6)	8/20/2024	7,068,670	7,269,613
MOP-Arnott Holdings, L.P.	(6)	11/12/2024	2,778,000	2,778,000
NS UI A, LLC	(6)	12/27/2024	9,002,973	8,980,183
OEP VIII Project Greenheart Co-investment Partners, L.P.	(4)	10/17/2022	8,098,536	10,909,091
Oscar Holdings, L.P.	(4)	4/27/2022	4,356,463	6,190,704
PC Key Data Holdings, L.P.	(6)	9/20/2024	7,648,502	7,500,000
Plano Co-investment II, L.P.	(6)	9/27/2024	8,228,324	8,167,000
PRETZEL CO-INVEST, L.P.	(6)	12/19/2024	15,989,078	15,823,000
Quad-C Synoptek Holdings, LLC	(5)	8/12/2022	4,228,730	3,104,598
RCR Equity, L.P.	(6)	4/23/2024	56,000	135,323
Rocket Co-Invest, SLP	(6)	3/20/2024	6,744,854	7,669,940
SEP Hero Co-Invest I-A, L.P.	(6)	11/1/2024	7,758,354	7,753,000
SCP FCA Investments, LLC	(5)	6/7/2024	31,286	—
SkyKnight Financial Holdings, L.P.	(6)	12/24/2024	7,806,379	7,780,149
SkyKnight Insurance Holdings, L.P.	(6)	11/13/2023	2,029,690	2,234,903

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
STG AV, L.P.	(6)	11/1/2023	5,006,967	5,000,000
Trivest Bright Co-Invest, L.P.	(6)	4/16/2024	7,817,375	7,603,299
Truelink Voltron A, L.P.	(6)	12/27/2024	5,000,000	5,000,000
Victors CCC Aggregator L.P.	(4)	5/31/2022	2,992,681	3,992,442
Webster Cascade Aggregator II, L.P.	(4)	12/21/2022	3,704,247	1,104,556
Webster Oceans Co-Investment Fund, L.P.	(4)	1/31/2022	3,817,928	5,247,117
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	107,796	894,778
Total North America			$249,526,731	$263,034,738
Rest of World (1.1%)
Habit Health	(6)	7/25/2024	$5,087,656	$4,718,975
KKR Sirius Co-Invest, L.P.	(6)	8/30/2024	10,598,584	10,355,644
Total Rest of World			$15,686,240	$15,074,619
Total Common Stocks			$339,657,389	$354,189,731

Convertible Preferred Stocks (0.3%)
North America (0.3%)
Webster Cascade Aggregator, L.P.	(4)	12/21/2022	$6,431,819	$3,713,099
Total North America			$6,431,819	$3,713,099
Total Convertible Preferred Stocks			$6,431,819	$3,713,099

Preferred Stocks (7.2%)
Europe (1.1%)
HPM Sub-Pooling S.à r.l.	(6)	9/5/2024	$4,808,313	$4,601,642
Indigo Acquisition Holding B.V.	(6)	9/6/2024	9,003,611	8,649,464
SEP EIGER AGGREGATOR, L.P.	(4)	4/25/2022	1,968,258	2,079,826
Total Europe			$15,780,182	$15,330,932
North America (6.1%)
AHR Parent Holdings, L.P.	(4)	8/3/2022	$7,920,000	$9,243,337
Corsair Amore Investors, L.P.	(4)	5/25/2022	184,283	507,071
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	16,667,000	16,842,625
LJ Shield Co-Invest, L.P.	(6)	6/13/2024	9,853,503	12,873,703
RCR Equity, L.P.	(6)	4/23/2024	5,544,000	5,850,211
SCP FCA Investments, LLC	(5)	6/7/2024	7,550,001	12,182,190
VFF IV Co-Invest 4-C, L.P.	(6)	11/22/2024	15,822,999	15,823,000
WPP Fairway Aggregator B, L.P.	(4)	9/30/2022	7,309,839	9,064,052
Total North America			$70,851,625	$82,386,189
Total Preferred Stocks			$86,631,807	$97,717,121

Warrants (0.3%)

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
North America (0.3%)
GPS Co-Invest (IGI III)-A Feeder, L.P.	(6)	11/27/2024	$—	$4,089,808
Total North America			$—	$4,089,808
Total Warrants			$—	$4,089,808
Total Direct Investments			$432,721,015	$459,709,759

Primary Investments (6.3%)	(3)(7)(8)(10)
Europe (0.6%)
Advent International GPE X-D SCSp	(4)	1/31/2022	$2,576,697	$3,226,720
PSG Europe (Lux) II S.C.Sp.	(4)	3/1/2022	1,018,358	1,303,724
TowerBrook Investors VI (892), L.P.	(6)	6/27/2024	3,812,796	3,429,327
Total Europe			$7,407,851	$7,959,771
North America (5.7%)
BharCap Partners II-B, L.P.	(6)	12/18/2024	$—	$1,781,678
CenterOak Equity Fund III-EF, L.P.	(6)	6/14/2024	5,104	—
Francisco Partners VII-A, L.P.	(4)	2/15/2022	1,445,627	1,298,059
Lee Equity Partners Fund IV(A), L.P.	(6)	6/28/2024	1,543,665	1,378,262
Nautic Partners XI, L.P.	(6)	6/21/2024	12,888	—
OceanSound Partners Fund II (A), L.P.	(6)	7/2/2024	5,661,157	6,187,849
One Equity Partners VIII-A, L.P.	(4)	2/15/2022	8,728,585	12,620,400
Trivest Growth Investment Fund III-A, L.P.	(6)	9/12/2024	7,353	—
Truelink Capital I-A, L.P.	(6)	6/7/2024	9,937,211	11,491,373
Valeas Capital Partners Fund I-A L.P.	(6)	8/30/2024	23,464,671	33,711,710
Webster Capital V, L.P.	(4)	6/30/2022	7,370,143	8,709,323
Total North America			$58,176,404	$77,178,654
Total Primary Investments			$65,584,255	$85,138,425

Secondary Investments (57.4%)	(3)(7)(8)(10)
Europe (12.4%)
Advent International GPE IX	(5)	12/31/2023	$1,012,155	$1,145,775
Barley (No.1) Limited Partnership	(6)	4/17/2024	2,457,374	2,122,812
Barley Institutional Co-Invest Limited Partnership	(6)	4/17/2024	350,980	306,549
Bridgepoint Europe VI	(5)	12/31/2023	1,011,132	1,258,147
Bridgepoint Europe VII	(6)	1/31/2024	208,908	185,199
CVC Capital Partners Strategic Opportunities II	(5)	12/31/2023	960,836	1,035,978
CVC Capital Partners VI	(5)	12/31/2023	237,689	290,913
CVC Capital Partners VII	(5)	12/31/2023	350,305	411,907
CVC Capital Partners VIII	(5)	12/31/2023	657,360	590,247
CVC Capital Partners VIII (A) L.P.	(5)	12/31/2024	36,751,701	36,436,596

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(4)	9/19/2022	12,030,447	13,907,724
Elysium Acquisition L.P.	(6)	12/2/2024	30,440,806	36,256,473
Equistone SP I SCSp	(4)	6/23/2022	4,834,796	6,074,325
Gamma Co-invest, L.P.	(6)	6/28/2024	4,153,562	4,036,703
IK SC Strategic Opportunities I Fund	(6)	4/4/2024	13,078,581	15,453,649
TowerBrook Investors V	(6)	6/28/2024	32,456,442	48,217,424
Total Europe			$140,993,074	$167,730,421
North America (43.6%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(4)	3/31/2022	$6,767,745	$6,965,736
Apollo Overseas Partners (Delaware 892) X, L.P.	(4)	7/21/2022	179,805	175,946
Audax Private Equity Fund VI	(5)	12/31/2023	759,795	820,413
CB Offshore CF I, Limited Partnership	(6)	12/10/2024	51,646,599	66,706,077
Clayton Dubilier and Rice XI	(5)	6/30/2023	23,141,535	25,979,896
Excellere Partners III	(6)	3/31/2024	5,956,166	9,491,289
Excellere Partners IV	(6)	3/31/2024	7,532,433	10,208,549
Frontier Opportunity Fund A	(5)	12/31/2023	178,652	256,209
GA Continuity I (AM) Fund	(5)	6/30/2023	129,696	221,145
GA Continuity I (HG) Fund	(5)	6/30/2023	233,523	391,738
GA Continuity I (SNF) Fund	(5)	6/30/2023	156,236	213,529
Green Equity Investors Side CF III - C, L.P.	(6)	12/4/2023	8,298,379	9,835,905
Green Equity Investors VIII, L.P.	(5)	12/31/2024	18,018,915	21,513,930
Hellman & Friedman Capital Partners IX	(5)	12/31/2023	897,051	1,086,922
Hellman & Friedman Capital Partners X	(5)	12/31/2023	470,328	498,827
Investcorp North American Private Equity Parallel Fund I, L.P.	(4)	2/17/2023	3,631,402	4,519,314
Investcorp North American Private Equity Realization Fund 2022, L.P.	(4)	2/17/2023	8,559,317	12,033,455
Kinderhook GME Equity	(6)	6/14/2024	404,219	429,511
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(4)	3/3/2022	4,337,766	6,931,817
Kinderhook Reinvestment Fund IV2, L.P.	(6)	11/13/2023	11,250,600	14,393,902
Lindsay Goldberg V L.P.	(5)(9)	12/31/2024	15,837,686	19,254,124
Littlejohn Fund V, L.P.	(4)	3/31/2022	2,322,347	1,693,840
Littlejohn Fund VI	(4)	12/31/2022	2,887,462	3,001,427
Littlejohn Fund VI	(5)	12/31/2023	728,808	941,640
Littlejohn Fund VI-A, L.P.	(4)	3/31/2022	3,639,664	3,774,166
Madison Dearborn Capital Partners VIII, L.P.	(5)	12/31/2024	39,714,388	42,799,281
Manulife PE Partners II Cayman, L.P.	(6)	6/1/2024	79,765,325	97,253,625
New Mountain Partners VI, L.P.	(5)	12/31/2024	21,585,603	27,591,974
Norwest Equity Partners IX, L.P.	(5)	9/30/2023	3,621,647	6,098,822
Norwest Equity Partners X, L.P.	(5)	9/30/2023	6,359,183	12,888,389
Norwest Equity Partners XI, L.P.	(5)	9/30/2023	2,696,031	2,587,159

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Odyssey Investment Partners Fund V	(4)	12/31/2022	989,666	688,360
Odyssey Investment Partners Fund VI	(4)	12/31/2022	1,696,477	1,713,779
OEP Neptune Fund I, SCSP	(4)	4/24/2023	10,079,310	13,441,450
One Equity Partners VI	(5)	12/31/2023	63,323	178,101
One Equity Partners VII	(5)	12/31/2023	539,876	501,202
One Equity Partners VIII	(5)(9)	12/31/2023	638,704	791,053
Quad-C Partners IX, L.P.	(5)	12/31/2022	1,458,122	1,641,200
Quad-C Partners X, L.P.	(4)	12/31/2022	1,285,136	1,417,444
Roark Capital Partners CF L.P.	(4)	8/17/2022	5,771,141	8,334,774
Sentinel MCA AV, L.P.	(6)	10/13/2023	2,366,894	2,588,842
TA Associates XIII	(5)	12/31/2023	353,653	444,253
TA Associates XIV	(5)	12/31/2023	369,502	342,783
The Resolute III Continuation Fund, L.P.	(6)	9/20/2024	91,868,272	103,936,057
Thoma Bravo Fund XV, L.P.	(5)	12/31/2024	22,630,755	22,274,243
Thoma Bravo Oasis Fund A, L.P.	(4)	1/21/2022	4,024,937	6,563,452
TPG Healthcare Partners II, L.P.	(4)	8/5/2022	86,368	98,881
TPG Partners IX, L.P.	(4)	8/5/2022	517,218	560,043
TPG Partners VII, L.P.	(4)	3/31/2022	1,325,637	1,232,610
TPG Partners VIII, L.P.	(4)	3/31/2022	8,690,846	9,452,899
Wind Point Partners IX	(5)	12/31/2023	620,883	674,619
Wind Point Partners VIII	(5)	12/31/2023	168,347	135,930
Wind Point Partners X-B, L.P.	(6)	1/23/2024	154,895	200,783
Total North America			$487,408,268	$587,771,315
Rest of World (1.4%)
Affinity Asia Pacific Fund V	(5)	12/31/2023	$419,679	$606,403
Ping An Global Equity Selection Fund III	(6)	11/25/2024	6,357,914	10,902,303
TPG Asia VII (B), L.P.	(4)	4/20/2022	7,498,439	6,262,510
TPG ASIA VIII (B), L.P.	(4)	7/1/2022	974,870	1,084,198
Total Rest of World			$15,250,902	$18,855,414
Total Secondary Investments			$643,652,244	$774,357,150
Total Private Equity Investments			$1,141,957,514	$1,319,205,334
Total Investments (99.4%)			$1,162,692,396	$1,340,009,081
Cash Equivalents (5.2%)
North America (5.2%)
UMB Money Market II Special (4.19%)	(4)(5)(6)		$70,113,241	$70,113,241
Total Cash Equivalents			$70,113,241	$70,113,241
Total Investments and Cash Equivalents (104.6%)			$1,232,805,637	$1,410,122,322

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2024

Private Equity Investments (97.8%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Other Assets and Liabilities, Net (-4.6%)				$(61,533,903)
Net Assets (100.0%)				$1,348,588,419

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
(1) As of December 31, 2024, the below reference rates were in effect:
1M US SOFR - 1 Month SOFR as of December 31, 2024 was 4.33%
3M US SOFR - 3 Month SOFR as of December 31, 2024 was 4.31%
6M US SOFR - 6 Month SOFR as of December 31, 2024 was 4.25%
(2) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(3) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(4) Investments held in AlpInvest Seed Fund L.P.
(5) Investments held in ACP 2022 Marvel Blocker LLC.
(6) Investments held in AlpInvest CAPM Holdings LLC.
(7) Investment does not issue shares.
(8) Non-income producing security.
(9) Investment that exceeded 5% of net assets.
(10) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $1,319,205,334, or 97.8% of net assets.
See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2024

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and is responsible for the broadly syndicated loans investment strategy of the Fund’s assets. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments. Private Markets Investments include, without limitation:

•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds; and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The consolidated Schedule of Investments of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., and ACP 2022 Marvel Blocker LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For Liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 —    Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 —    Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 —    Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

AlpInvest will adjust the fair value provided by the Underlying Funds' management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Funds' management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2024:

Investments	Level 1	Level 2	Level 3	Total
Broadly Syndicated Loans	$—	$19,525,758	$1,277,989	$20,803,747
Cash Equivalents	70,113,241	—	—	70,113,241
Direct Investments	—	—	459,709,759	459,709,759
Total	$70,113,241	$19,525,758	$460,987,748	$550,626,747
The Fund held Primary Investments and Secondary Investments with a fair value of $859,495,575, which are excluded from the fair value hierarchy as of December 31, 2024, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.